Subsequent Events	6 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 — SUBSEQUENT EVENTS

On January 13, 2026, the Company’s shareholders approved the adoption of a dual-class share structure through the amendment and restatement of the Company’s Memorandum and Articles of Association.

Upon effectiveness, the Company’s authorized share capital is US$400,000 divided into:

•        4,500,000,000 Class A Ordinary Shares, par value US$0.00008 per share; and

•        500,000,000 Class B Ordinary Shares, par value US$0.00008 per share.

Voting Rights

Each Class A Ordinary Share is entitled to one (1) vote per share on all matters submitted to shareholders for approval.

Each Class B Ordinary Share is entitled to fifty (50) votes per share on all matters submitted to shareholders for approval.

Fractional shares are entitled to a proportionate fraction of the applicable voting rights.

Transferability

Class A Ordinary Shares are transferable in accordance with the Company’s Articles of Association and applicable law.

Class B Ordinary Shares are not transferable.

Dividends and Distributions

Holders of Class A Ordinary Shares are entitled to receive dividends when, as, and if declared by the Company and to participate in any distribution of assets upon liquidation.

Holders of Class B Ordinary Shares are not entitled to receive dividends or to participate in any distribution of assets upon liquidation

The Company has assessed all events from December 31, 2025, through June 30, 2026 which is the date that these unaudited condensed consolidated financial statements are available to be issued. All material subsequent events that required disclosure have been disclosed in these consolidated financial statements.